Stock compensation expense - Summary of Stock Options (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Number of Stock Options
Beginning balance outstanding (in shares)	26,492,158
Granted (in shares)	4,583,033
Exercised (in shares)	(5,845,365)
Cancelled or forfeited (in shares)	(974,622)
Ending balance outstanding (in shares)	24,255,204	26,492,158
Options exercisable, Number of Stock Options (in shares)	10,399,287
Weighted Average Exercise Price ($)
Beginning balance outstanding (in usd per share)	$ 0.53
Granted (in usd per share)	0.71
Exercised (in usd per share)	0.44
Cancelled or forfeited (in usd per share)	0.65
Ending balance outstanding (in usd per share)	0.51	$ 0.53
Options exercisable, Weighted Average Exercise Price (in usd per share)	$ 0.51
Stock Option Activity, Additional Disclosures
Outstanding, Weighted Average Remaining Contractual Life	7 years 10 months 28 days	8 years 6 months
Granted, Weighted Average Remaining Contractual Life	8 years 11 months 26 days
Exercised, Weighted Average Remaining Contractual Life	7 years 1 month 28 days
Cancelled or forfeited, Weighted Average Remaining Contractual Life	8 years 3 months 7 days
Options Exercisable, Weighted Average Remaining Contractual Life	7 years 6 months 10 days
Beginning balance outstanding, Aggregate Intrinsic Value	$ 374,808
Ending balance outstanding, Aggregate Intrinsic Value	109,061	$ 374,808
Options exercisable, Aggregate Intrinsic Value	$ 47,491